Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Condensed Consolidated Statements of Operations (Unaudited)
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
General and administrative expenses	274,493	179,350	717,000	362,675	867,471	904,306
Refinery start-up costs					179,133	214,439
Project costs	1,006,666	51,985	1,009,726	89,685
Depreciation and amortization	9,246	8,720	17,964	17,438	34,875	34,663
Total operating expenses	1,290,405	240,055	1,744,690	469,798	1,081,479	1,153,408
Loss from operations	(1,290,405)	(240,055)	(1,744,690)	(469,798)	(1,081,479)	(1,153,408)
Other income (expense):
Interest expense	(57,645)	(171,054)	(262,255)	(725,143)	(1,143,495)	(1,846,603)
Gain (loss) on derivative liabilities	0	102,341	3,010,042	1,289,693	(22,906,922)	(1,402,233)
Gain (loss) on extinguishment of liabilities	196,166	0	136,310	0	605,010	8,555
Loss on conversion of debt			53,500		0	0
Total other income (expense)	138,521	68,713	2,884,097	564,550	(23,445,407)	(3,240,281)
Income (loss) before income taxes	(1,151,884)	(308,768)	1,139,407	94,752	(24,526,886)	(4,393,689)
Provision for income taxes	0	0	0	0	0	0
Net income (loss)	(1,151,884)	(308,768)	1,139,407	94,752	$ (24,526,886)	$ (4,393,689)
Non-controlling interest in income of consolidated subsidiaries	0	0	0	0
Net income (loss) attributable to the Company	$ (1,151,884)	$ (308,768)	$ 1,139,407	$ 94,752
Net income (loss) per common share - basic	$ (0.12)	$ 0.22	$ 0.17	$ 0.00
Net income (loss) per common share - diluted	$ (0.12)	$ 0.22	$ 0.10	$ 0.07
Net loss per common share - basic and diluted					$ (14.23)	$ (6.57)
Weighted average number of common shares outstanding - basic and diluted					1,723,476	669,210
Weighted average number of common shares outstanding - basic	9,908,190	1,391,321	6,607,443	1,363,302
Weighted average number of common shares outstanding - diluted	9,908,190	1,391,321	13,069,133	2,500,000